SUPPLEMENT DATED OCTOBER 1, 2021 TO
THE PROSPECTUS DATED FEBRUARY 1, 2021, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck® ETF Trust (the “Trust”) regarding VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF (each, a "Fund," and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Funds (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for each Fund to convert each Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective on October 1, 2021, the Funds' Prospectus is supplemented as follows:

The "Annual Fund Operating Expenses" table (including the related footnotes) and the second paragraph and table under the "Expense Example" section as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:

VANECK BIOTECH ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2023.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VANECK PHARMACEUTICAL ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2023.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VANECK RETAIL ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2023.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VANECK SEMICONDUCTOR ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

(a)Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2023.

(b)“Other Expenses” have been restated to reflect current fees.

Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

The “Management of the Funds-Investment Adviser” section of the Prospectus is hereby deleted and replaced with the following:

Investment Adviser. Under the terms of an investment management agreement between the Trust and Van Eck Associates Corporation with respect to each Fund (the “Investment Management Agreement”), Van Eck Associates Corporation serves as the adviser to each Fund and, subject to the supervision of the Board of Trustees, is responsible for the day-to-day investment management of the Funds. As of December 31, 2020, the Adviser managed approximately $68.11 billion in assets. The Adviser has been an investment adviser since 1955 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. The Adviser’s principal business address is 666 Third Avenue, 9th Floor, New York, New York 10017. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement will be available in the Trust’s annual report for the period ended September 30, 2021.

For the services provided to each of VanEck Environmental Services ETF, VanEck Gaming ETF, and VanEck Video Gaming and eSports ETF under the Investment Management Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.50%. From time to time, the Adviser may waive all or a portion of its fee. Until at least February 1, 2022, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each of VanEck Environmental Services ETF, VanEck Gaming ETF, and VanEck Video Gaming and eSports ETF (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% (with respect to VanEck Environmental Services ETF and VanEck Video Gaming and eSports ETF) and 0.65% (with respect to VanEck Gaming ETF) of its average daily net assets per year.

Each of VanEck Environmental Services ETF, VanEck Gaming ETF, and VanEck Video Gaming and eSports ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, legal, audit and other services, interest, taxes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

Effective October 1, 2021, pursuant to the Investment Management Agreement, the Adviser is responsible for all expenses of VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. For its services to VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF, each Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.35% of its average daily net assets. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to a Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid for Shares of a Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least February 1, 2023 with respect to each of VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF.

Prior to October 1, 2021, for the services provided to each of VanEck Biotech ETF, VanEck Pharmaceutical ETF, VanEck Retail ETF, and VanEck Semiconductor ETF under the Investment Management Agreement, each Fund paid the Adviser monthly fees based on a percentage of each Fund’s average daily net assets at the annual rate of 0.35%.

Please retain this supplement for future reference.